UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler        Los Angeles, CA               11/14/2012
   --------------------------   -------------------------     ----------------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             94
                                               -------------

Form 13F Information Table Value Total:          $1,942,667
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADOBE SYS INC                COM              00724F101      377    11,627 SH       SOLE       0           11,627      0    0
AETNA INC NEW                COM              00817Y108   26,591   671,483 SH       SOLE       0          671,483      0    0
AGRIUM INC                   COM              008916108   34,098   329,577 SH       SOLE       0          329,577      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  129,501 3,949,418 SH       SOLE       0        3,949,418      0    0
APPLE INC                    COM              037833100      783     1,174 SH       SOLE       0            1,174      0    0
ASCENA RETAIL GROUP INC      COM              04351G101   12,585   586,700 SH       SOLE       0          586,700      0    0
BANK OF AMERICA CORPORATION  COM              060505104   40,074 4,538,340 SH       SOLE       0        4,538,340      0    0
BEAM INC                     COM              073730103      238     4,135 SH       SOLE       0            4,135      0    0
BED BATH & BEYOND INC        COM              075896100   16,254   258,000 SH       SOLE       0          258,000      0    0
BP PLC                       SPONSORED ADR    055622104   13,191   311,400 SH       SOLE       0          311,400      0    0
CALPINE CORP                 COM NEW          131347304      223    12,879 SH       SOLE       0           12,879      0    0
CANADIAN PAC RY LTD          COM              13645T100      330     3,985 SH       SOLE       0            3,985      0    0
CAPITAL ONE FINL CORP        COM              14040H105   39,850   698,994 SH       SOLE       0          698,994      0    0
CELANESE CORP DEL            COM SER A        150870103   30,836   813,406 SH       SOLE       0          813,406      0    0
CHESAPEAKE ENERGY CORP       COM              165167107      261    13,826 SH       SOLE       0           13,826      0    0
CIGNA CORPORATION            COM              125509109   27,816   589,687 SH       SOLE       0          589,687      0    0
CITIGROUP INC                COM NEW          172967424   55,036 1,682,031 SH       SOLE       0        1,682,031      0    0
COMCAST CORP NEW             CL A SPL         20030N200   13,168   378,286 SH       SOLE       0          378,286      0    0
COMCAST CORP NEW             CL A             20030N101   20,240   566,230 SH       SOLE       0          566,230      0    0
CROWN CASTLE INTL CORP       COM              228227104      284     4,428 SH       SOLE       0            4,428      0    0
CSX CORP                     COM              126408103    6,020   290,126 SH       SOLE       0          290,126      0    0
CVR ENERGY INC               COM              12662P108   18,472   502,639 SH       SOLE       0          502,639      0    0
CVS CAREMARK CORPORATION     COM              126650100      256     5,291 SH       SOLE       0            5,291      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106      205     6,599 SH       SOLE       0            6,599      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702      134    14,666 SH       SOLE       0           14,666      0    0
DISH NETWORK CORP            CL A             25470M109   26,188   855,535 SH       SOLE       0          855,535      0    0
DOLLAR GEN CORP NEW          COM              256677105   33,176   643,700 SH       SOLE       0          643,700      0    0
DUNKIN BRANDS GROUP INC      COM              265504100   13,487   461,950 SH       SOLE       0          461,950      0    0
ELECTRONIC ARTS INC          COM              285512109   22,051 1,737,635 SH       SOLE       0        1,737,635      0    0
EOG RES INC                  COM              26875P101   82,965   740,429 SH       SOLE       0          740,429      0    0
EQUINIX INC                  COM NEW          29444U502      295     1,431 SH       SOLE       0            1,431      0    0
FLEXTRONICS INTL LTD         ORD              Y2573F102       94    15,702 SH       SOLE       0           15,702      0    0
FOREST LABS INC              COM              345838106      326     9,143 SH       SOLE       0            9,143      0    0
GENERAL GROWTH PPTYS INC NEW COM              370023103      270    13,875 SH       SOLE       0           13,875      0    0
GENERAL MTRS CO              COM              37045V100   54,101 2,378,049 SH       SOLE       0        2,378,049      0    0
GLOBAL PMTS INC              COM              37940X102   48,097 1,149,816 SH       SOLE       0        1,149,816      0    0
GOOGLE INC                   CL A             38259P508   68,373    90,620 SH       SOLE       0           90,620      0    0
HALLIBURTON CO               COM              406216101   13,372   396,899 SH       SOLE       0          396,899      0    0
HELMERICH & PAYNE INC        COM              423452101   38,182   801,969 SH       SOLE       0          801,969      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   32,455 2,363,793 SH       SOLE       0        2,363,793      0    0
HUMANA INC                   COM              444859102   52,319   745,819 SH       SOLE       0          745,819      0    0
ILLINOIS TOOL WKS INC        COM              452308109      205     3,439 SH       SOLE       0            3,439      0    0
INTL PAPER CO                COM              460146103   13,921   383,296 SH       SOLE       0          383,296      0    0
JPMORGAN CHASE & CO          COM              46625H100      294     7,256 SH       SOLE       0            7,256      0    0
KOHLS CORP                   COM              500255104    8,920   174,158 SH       SOLE       0          174,158      0    0
KRAFT FOODS INC              CL A             50075N104   30,735   743,300 SH       SOLE       0          743,300      0    0
LIBERTY GLOBAL INC           COM SER A        530555101      386     6,353 SH       SOLE       0            6,353      0    0
LIBERTY INTERACTIVE CORP     RIGHT 99/99/9999 53071M112      468    34,564 SH       SOLE       0           34,564      0    0
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880    8,048   162,133 SH       SOLE       0          162,133      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   26,482 1,431,454 SH       SOLE       0        1,431,454      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109      312     6,386 SH       SOLE       0            6,386      0    0
MARATHON OIL CORP            COM              565849106    9,292   314,240 SH       SOLE       0          314,240      0    0
MARATHON PETE CORP           COM              56585A102   23,718   434,470 SH       SOLE       0          434,470      0    0
MASTERCARD INC               CL A             57636Q104      209       463 SH       SOLE       0              463      0    0
MCDONALDS CORP               COM              580135101   17,497   190,700 SH       SOLE       0          190,700      0    0
METLIFE INC                  COM              59156R108   11,334   328,905 SH       SOLE       0          328,905      0    0
METLIFE INC                  COM              59156R108   63,751 1,850,000 SH  CALL SOLE       0        1,850,000      0    0
MICRON TECHNOLOGY INC        COM              595112103   26,389 4,412,806 SH       SOLE       0        4,412,806      0    0
MICROSOFT CORP               COM              594918104  104,852 3,523,266 SH       SOLE       0        3,523,266      0    0
MOTOROLA SOLUTIONS INC       COM NEW          620076307      348     6,887 SH       SOLE       0            6,887      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    6,369    79,500 SH       SOLE       0           79,500      0    0
NEWS CORP                    CL A             65248E104      344    14,034 SH       SOLE       0           14,034      0    0
PENNEY J C INC               COM              708160106   14,568   599,737 SH       SOLE       0          599,737      0    0
PIONEER NAT RES CO           COM              723787107    7,860    75,285 SH       SOLE       0           75,285      0    0
PRICELINE COM INC            COM NEW          741503403      592       957 SH       SOLE       0              957      0    0
PROCTER & GAMBLE CO          COM              742718109      265     3,826 SH       SOLE       0            3,826      0    0
QUALCOMM INC                 COM              747525103      236     3,778 SH       SOLE       0            3,778      0    0
REGIONS FINANCIAL CORP NEW   COM              7591EP100   13,114 1,822,690 SH       SOLE       0        1,822,690      0    0
SAFEWAY INC                  COM NEW          786514208   34,460 1,000,000 SH  CALL SOLE       0        1,000,000      0    0
SANDISK CORP                 COM              80004C101   37,553   864,680 SH       SOLE       0          864,680      0    0
SCHWAB CHARLES CORP NEW      COM              808513105   26,024 2,035,531 SH       SOLE       0        2,035,531      0    0
SEARS HLDGS CORP             COM              812350106    4,861    87,600 SH       SOLE       0           87,600      0    0
SIRIUS XM RADIO INC          COM              82967N108       30    11,511 SH       SOLE       0           11,511      0    0
SLM CORP                     COM              78442P106      191    12,164 SH       SOLE       0           12,164      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   26,901   156,500 SH       SOLE       0          156,500      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   31,007   899,800 SH  PUT  SOLE       0          899,800      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    7,347 1,331,013 SH       SOLE       0        1,331,013      0    0
SUNTRUST BKS INC             COM              867914103   13,360   472,600 SH       SOLE       0          472,600      0    0
TARGET CORP                  COM              87612E106   53,936   849,782 SH       SOLE       0          849,782      0    0
TENET HEALTHCARE CORP        COM              88033G100       89    14,132 SH       SOLE       0           14,132      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102      298     5,067 SH       SOLE       0            5,067      0    0
TIME WARNER CABLE INC        COM              88732J207   14,052   147,818 SH       SOLE       0          147,818      0    0
TRINITY INDS INC             COM              896522109    9,917   330,900 SH       SOLE       0          330,900      0    0
U S AIRWAYS GROUP INC        COM              90341W108      153    14,667 SH       SOLE       0           14,667      0    0
UNION PAC CORP               COM              907818108   13,064   110,063 SH       SOLE       0          110,063      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102      230     4,162 SH       SOLE       0            4,162      0    0
VALERO ENERGY CORP NEW       COM              91913Y100   11,773   371,615 SH       SOLE       0          371,615      0    0
VISA INC                     COM CL A         92826C839      479     3,568 SH       SOLE       0            3,568      0    0
WELLPOINT INC                COM              94973V107      210     3,621 SH       SOLE       0            3,621      0    0
WPX ENERGY INC               COM              98212B103   20,755 1,251,068 SH       SOLE       0        1,251,068      0    0
XEROX CORP                   COM              984121103      263    35,778 SH       SOLE       0           35,778      0    0
YAHOO INC                    COM              984332106  120,610 3,500,000 SH  CALL SOLE       0        3,500,000      0    0
YAHOO INC                    COM              984332106  151,819 9,503,551 SH       SOLE       0        9,503,551      0    0
YANDEX N V                   SHS CLASS A      N97284108      204     8,443 SH       SOLE       0            8,443      0    0
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